Loans and Financing (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of borrowings

								Contractual	Effective		12.31.2021	12.31.2020
				Issue	Number of	Final	Payment	financial	interest	Contract
Contracts	Company	Allocation	Guarantees	Date	installment	maturity	of charges	charges p.y.	rate p.y.	amount
FOREIGN CURRENCY
National Treasury Department (STN - Secretaria do Tesouro Nacional)
Par Bond	Copel	Debt negotiation	Guarantees deposited (22.1).	05.20.1998	1	04.11.2024	Half-yearly	6.0% + 0.20%	6.0% + 0.20%	17,315	89,058	82,933
Discount Bond				05.20.1998	1	04.11.2024	Half-yearly	1.0625% + 0.20%	1.0625% + 0.20%	12,082	61,514	57,404
Total foreign currency											150,572	140,337
LOCAL CURRENCY
Banco do Brasil
CCB 306.401.381 (a)	Copel HOL	Working capital.	Credit assignment	07.21.2015	2	03.25.2023	Quarterly	135.00% of DI	145.46% of DI	640,005	641,207	640,177
											641,207	640,177
Caixa Econômica Federal
415.855-22/14	Copel DIS	Rural Electricity Program - Luz para Todos.	Own revenue; issue of promissory notes and commercial duplicates.	03.31.2015	120	12.08.2026	Monthly	6.0%	6.0%	16,984	9,580	11,496
3153-352		Acquisition of machinery, equipment and IT and automation equipment.	Assignment of trade notes receivable.	11.01.2016	36	12.15.2021	Monthly	5.5 % above TJLP	5.5 % above TJLP	1,156	-	165
											9,580	11,661
Banco do Nordeste do Brasil
35202166127989	Jandaíra I	Implementation of Jandaíra complex wind.	Bank guarantee	05.31.2021	192	06.15.2038	Monthly	2.7086% + IPCA (1)	3.0107% + IPCA	21,687	7,312	-
35202164527986	Jandaíra II			05.31.2021	192	06.15.2038	Monthly	2.7086% + IPCA (1)	3.0107% + IPCA	56,421	18,424	-
35202162927987	Jandaíra III			05.31.2021	192	06.15.2038	Monthly	2.7086% + IPCA (1)	3.0107% + IPCA	65,158	21,645	-
35202160027984	Jandaíra IV			05.31.2021	192	06.15.2038	Monthly	2.7086% + IPCA (1)	3.0107% + IPCA	65,421	22,058	-
35201915725525	Potiguar B141	Implementation of Vilas complex wind.	Fiduciary assignment of credit rights; fiduciary assignment of rights under the O&M contract; fiduciary assignment of rights arising from the authorization; pledge of shares; fiduciary alienation of project machinery and equipment; 100% bank guarantee; fiduciary assignment of the Debt Service Reserve Accounts; fiduciary assignment of the operating reserve account (O&M); Shareholder support agreement	04.04.2019	216	04.15.2039	Monthly	IPCA + 2.3323% p.y.	IPCA + 2.3323% p.y.	92,138	94,781	-
35201922425522	Potiguar B142			04.04.2019	216	04.15.2039	Monthly	IPCA + 2.3323% p.y.	IPCA + 2.3323% p.y.	92,213	94,809	-
35201926525533	Potiguar B143			04.11.2019	216	04.15.2039	Monthly	IPCA + 2.3323% p.y.	IPCA + 2.3323% p.y.	92,138	94,453	-
35201910625534	Ventos de Vila Paraíba IV			04.18.2019	216	05.15.2039	Monthly	IPCA + 2.3323% p.y.	IPCA + 2.3323% p.y.	92,138	96,237	-
352020148727169	Potiguar B61			08.11.2020	216	08.15.2040	Monthly	IPCA + 1.4865% p.y.	IPCA + 1.4865% p.y.	163,886	176,324	-
											626,043	-
Banco do Brasil - BNDES Transfer
21/02000-0	Copel GeT	Implementation of Mauá HPP.	Revenue from energy sales from the plant.	04.16.2009	179	01.15.2028	Monthly	2.13% above TJLP	2.13% above TJLP	169,500	72,109	83,936
											72,109	83,936
(a) Debt renegotiated in March 2021, with changes in the amortization dates and the amount of financial charges.
(1) - IPCA used in the calculation of interest and not in updating the principal.
(continued)

								Contractual	Effective		12.31.2021	12.31.2020
				Issue	Number of	Final	Payment	financial	interest	Contract
Contracts	Company	Allocation	Guarantees	Date	installment	maturity	of charges	charges p.y.	rate p.y.	amount
BNDES
820989.1	Copel GeT	Implementation of Mauá HPP.	Revenue from energy sales from the plant.	03.17.2009	179	01.15.2028	Monthly	1.63% above TJLP	1.63% above TJLP	169,500	72,109	83,935
1120952.1		Implementation of transmission line between Foz do Iguaçu and Cascavel Oeste substations.	Assignment of receivables; revenue from energy transmission services.	12.16.2011	168	04.15.2026	Monthly	1.82% and 1.42% above TJLP	1.82% and 1.42% above TJLP	44,723	14,431	17,756
1220768.1		Implementation of Cavernoso II SHP.	Revenue from energy sales from the plant.	09.28.2012	192	07.15.2029	Monthly	1.36% above TJLP	1.36% above TJLP	73,122	36,593	41,405
13211061		Implementation of Colíder HPP.	Assignment of receivables	12.04.2013	192	10.15.2031	Monthly	0% and 1.49% above TJLP	6.43% and 7.68%	1,041,155	680,413	748,083
13210331		Implementation of Cerquilho III substation.		12.03.2013	168	08.15.2028	Monthly	1.49% and 1.89% above TJLP	1.49% and 1.89% above TJLP	17,644	8,758	10,069
15206041		Implementation of transmission line Assis - Paraguaçu Paulista II.		12.28.2015	168	06.15.2030	Monthly	2.42% above TJLP	9.04%	34,265	18,151	20,280
15205921		Implementation of transmission lines Londrina - Figueira and Salto Osório - Foz do Chopim.		12.28.2015	168	12.15.2029	Monthly	2.32% above TJLP	8.93%	21,584	10,822	12,171
18205101		Implementation of Baixo Iguaçu HPP.		11.22.2018	192	06.15.2035	Monthly	1.94% above TJLP	8.5%	194,000	171,447	184,087
19207901- A+B+E+F+G+H		Implementation of transmission facilities for the line: substation Medianeira; substation Curitiba Centro and Curitiba Uberaba and substation Andirá Leste.		06.03.2020	279	12.15.2043	Monthly	IPCA + 4.8165%	IPCA + 4.8570%	206,882	185,532	158,351
19207901- C+D+I+J		Implementation of transmission facilities for the line: transmission line Curitiba Leste - Blumenal and Baixo Iguaçu - Realeza.		06.03.2020	267	12.15.2043	Monthly	IPCA + 4.8165%	IPCA + 4.8570%	225,230	162,773	110,699
14205611-A	Copel DIS	Preservation of business, improvements, operating support and general investments in the expansion and consolidation of projects and social investment programs of companies (ISE).	Surety of Copel; assignment of revenues and indemnity rights under the concession.	12.15.2014	72	01.15.2021	Monthly	2.09% above TJLP	8.37%	41,583	-	585
14205611-B				12.15.2014	6	02.15.2021	Annual	2.09 above TR BNDES	2.09 above TR BNDES	17,821	-	4,329
14205611-C				12.15.2014	113	06.15.2024	Monthly	6.0%	6.0%	78,921	19,595	27,434
14205611-D				12.15.2014	57	02.15.2021	Monthly	TJLP	TJLP	750	-	2
14.2.1271.1	Santa Maria	Construction and implementation of wind generating plants.	Surety of Copel; pledge of shares; assignment of receivables and revenues.	06.01.2015	192	08.15.2031	Monthly	1.66% above TJLP	8.26%	71,676	37,771	41,665
14.2.1272.1	Santa Helena			06.01.2015	192	08.15.2031	Monthly	1.66% above TJLP	8.26%	82,973	40,983	45,208
11211521	GE Farol		Pledge of shares; assignment of receivables from energy sales from the project; assignment of machinery and equipment.	03.19.2012	192	06.15.2030	Monthly	2.34% above TJLP	2.34% above TJLP	54,100	33,570	37,470
11211531	GE Boa Vista			03.19.2012	192	06.15.2030	Monthly	2.34% above TJLP	2.34% above TJLP	40,050	24,818	27,701
11211541	GE S.B. do Norte			03.19.2012	192	06.15.2030	Monthly	2.34% above TJLP	2.34% above TJLP	90,900	56,287	62,824
11211551	GE Olho D’Água			03.19.2012	192	06.15.2030	Monthly	2.34% above TJLP	2.34% above TJLP	97,000	60,113	67,096
18204611	Cutia		Pledge of shares; assignment of receivables.	10.10.2018	192	07.15.2035	Monthly	2.04% above TJLP	8.37%	619,405	563,569	588,169
13212221 - A	Costa Oeste	Implementation of transmission line between Cascavel Oeste and Umuarama Sul substations and implementation of Umuarama Sul substation.	Assignment of receivables; 100% of pledged shares.	12.03.2013	168	11.30.2028	Monthly	1.95% + TJLP	1.95% + TJLP	27,634	14,898	17,046
13212221 - B				12.03.2013	106	09.30.2023	Monthly	3.5%	3.5%	9,086	1,396	2,194
14205851 - A	Marumbi	Implementation of transmission line between Curitiba and Curitiba Leste and implementation of Curitiba Leste substation.		07.08.2014	168	06.30.2029	Monthly	2.00% + TJLP	2.00% + TJLP	33,460	19,444	22,029
14205851 - B				07.08.2014	106	04.30.2024	Monthly	6.0%	6.0%	21,577	5,285	7,550
											2,238,758	2,338,138
Total local currency											3,587,697	3,073,912
										Gross debt	3,738,269	3,214,249
							(-) Transaction cost				(59,825)	(25,718)
										Net debt	3,678,444	3,188,531
										Current	579,770	717,677
										Noncurrent	3,098,674	2,470,854
DI - Interbank Deposit Rate
IPCA - Inflation Index (Índice Nacional de Preços ao Consumidor Amplo, in Portuguese)

Breakdown of loans and financing by currency and index

22.2	Breakdown of loans and financing by currency and index

		12.31.2021%		12.31.2020%
Foreign currency - change in currencies in the period (%)
U.S. Dollar	7.39	150,572	4.09	140,337	4.40
		150,572	4.09	140,337	4.40
Local currency - indexes at period end (%)
TJLP	5.32	1,916,561	52.11	2,090,340	65.56
CDI	9.15	639,555	17.39	638,431	20.02
IPCA	10.06	935,900	25.44	270,749	8.49
Without indexer (annual fixed rate)	-	35,856	0.97	48,674	1.53
		3,527,872	95.91	3,048,194	95.60
		3,678,444	100.00	3,188,531	100.00

Schedule of maturity of noncurrent installments

12.31.2021	Gross debt	(-) Transaction cost	Net debt
2023	565,417	(3,852)	561,565
2024	391,018	(3,554)	387,464
2025	239,612	(3,550)	236,062
2026	240,120	(3,553)	236,567
2027	240,037	(3,552)	236,485
After 2027	1,477,704	(37,173)	1,440,531
	3,153,908	(55,234)	3,098,674

Schedule of changes in debentures

	Foreign currency	Local currency	Total
Balance as of January 1, 2020	108,983	3,033,400	3,142,383
Funding	-	263,000	263,000
Charges	6,928	176,337	183,265
Monetary and exchange variations	31,189	5,869	37,058
Amortization - principal	-	(253,700)	(253,700)
Payment - charges	(6,763)	(176,712)	(183,475)
Balance as of December 31, 2020	140,337	3,048,194	3,188,531
Effect of acquisition of control of Vilas Complex	-	514,272	514,272
Funding	-	134,313	134,313
(-) Transaction costs	-	(1,647)	(1,647)
Charges	6,218	191,398	197,616
Monetary and exchange variations	10,266	31,091	41,357
Amortization - principal	-	(202,577)	(202,577)
Payment - charges	(6,249)	(187,172)	(193,421)
Balance as of December 31, 2021	150,572	3,527,872	3,678,444

The financial covenants contained in the agreements are presented below:

The financial covenants contained in the agreements are presented below:

Company	Contract	Annual financial ratios	Limit
Copel GeT	BNDES Finem No. 820989.1 - Mauá	EBITDA / Net financial results	≥ 1.3
Banco do Brasil No. 21/02000-0 - Mauá
Copel DIS	BNDES Finem No. 14205611	Financial indebtedness / adjusted EBITIDA	≤ 4.0
Santa Maria	BNDES Finem No. 14212711	Debt service coverage ratio	≥ 1.3
Santa Helena	BNDES Finem No. 14212721
São Bento Energia, Investimento e Participações	BNDES Assignment Agreement	Debt service coverage ratio	≥ 1.3
GE Boa Vista S.A.	BNDES Finem No. 11211531
GE Farol S.A.	BNDES Finem No. 11211521
GE Olho D´Água S.A.	BNDES Finem No. 11211551
GE São Bento do Norte S.A.	BNDES Finem No. 11211541
Cutia	BNDES Finem No. 18204611	Debt service coverage ratio (a)	≥ 1.2
Costa Oeste	BNDES Finem No. 13212221	Debt service coverage ratio	≥ 1.3
Marumbi	BNDES Finem No. 14205851	Debt service coverage ratio	≥ 1.3
Financing for businesses - Finem
(a) financial ratio calculated based on the amounts of the consolidated financial statements of Cutia Empreendimentos Eólicos S.A.